Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders’ Equity [Abstract]
Schedule of Fully Paid-in Share Capital by Common Shares	According to the Company’s bylaws, the Company’s authorized share capital may be increased up to 2 billion common shares. Below, the subscribed and fully paid-in share capital, represented by common shares, all nominative and with no par value:
	Number of shares	Amount
As of December 31, 2020	1,341,757,835	761
Capital increase – Board of Directors’ Meeting on 07/01/2021	2,720,530	18
Capital increase – Board of Directors’ Meeting on 07/27/2021	2,020,930	8
Capital increase – Board of Directors’ Meeting on 12/07/2021	175,182	1
Total changes for the year	4,916,642	27
As of December 31, 2021	1,346,674,477	788
Capital increase – Board of Directors’ Meeting on 02/21/2022	239,755	1
Capital increase – Extraordinary General Meeting on 04/28/2022	-	464
Capital increase – Board of Directors’ Meeting on 05/09/2022	298,919	2
Capital increase – Board of Directors’ Meeting on 07/27/2022	1,119,515	3
Capital increase – Board of Directors’ Meeting on 10/20/2022	650,808	3
Capital increase – Board of Directors’ Meeting on 12/06/2022	181,920	2
Total changes for the year	2,490,917	475
As of December 31, 2022	1,349,165,394	1,263
Capital increase – Board of Directors’ Meeting on 02/15/2023	59,870	1
Capital increase – Board of Directors’ Meeting on 03/28/2023	1,031,232	1
Capital increase – Board of Directors’ Meeting on 08/18/2023	1,207,046	4
Capital increase – Board of Directors’ Meeting on 10/30/2023	213,458	2
Capital increase – Board of Directors’ Meeting on 12/08/2023	156,200	1
Total changes for the year	2,667,806	9
As of December 31, 2023	1,351,833,200	1,272

Schedule of Management Proposed Dividends to be Distributed, Considering the Anticipation of Interest on Own Capital to its Shareholders	Management proposed that the income for the year ended December 31, 2023 be allocated to the tax incentive reserve, therefore, no dividends were distributed and no interest on own capital was paid, as shown below:
	For the year ended December 31,
	2023	2022	2021
Net income for the year	710	1,220	1,610
Tax incentive reserve	(710)	(753)	(709)
Base for legal reserve	-	467	901
% Legal reserve	5%	5%	5%
Legal reserve for the year	-	23	5
Minimum mandatory dividends – 25%	-	111	224
Interest on own capital paid/payable intermediaries (i)	-	(43)	(56)
Minimum mandatory dividends paid in the form of interest on shareholder’s equity	-	68	168
(i)	At a meeting of the Board of Directors held on December 23, 2022, the advance payment of interest on own capital in the gross amount of R$50 was approved, pursuant to which the withholding tax was deducted in the amount of R$7, corresponding to the net amount of R$43. The effective payment occurred on February 17, 2023.

Schedule of Profit Reserve	As of December 31, 2023, no amount were allocated to legal reserve (R$23 as of December 31, 2022), since the income for the year was used to record the tax incentive reserve.
	For the year ended December 31,
	2023	2022	2021
Net income for the year	710	1,220	1,610
Tax incentive reserve	(710)	(753)	(709)
Base for legal reserve	-	467	901
% Legal reserve	5%	5%	5%
Legal reserve for the year	-	23	5

Schedule of Option Plan and Compensation Plan	Information relating to the Company’s option plan and compensation plan is summarized below:
			As of December 31, 2023
			Number of shares (in thousands)
Granted series	Grant date	1st exercise date	Strike price on the grant date (in reais)	Grantees	Exercised	Cancelled	Current
B8	5/31/2021	6/01/2024	0.01	363	(20)	(45)	298
C8	5/31/2021	6/01/2024	13.39	363	(20)	(45)	298
B9	5/31/2022	6/01/2025	0.01	2,163	(358)	-	1,805
C9	5/31/2022	6/01/2025	12.53	1,924	(119)	-	1,805
B10 (i)	5/31/2023	6/01/2026	0.01	1,390	-	-	1,390
C10 (i)	5/31/2023	6/01/2026	11.82	1,390	-	-	1,390
				7,593	(517)	(90)	6,986

Schedule of Dilutive Effect on Options Granted	The table below shows the maximum percentage of dilution to which current shareholders eventually being subject to in the event that all options granted are exercised until December 31, 2023:
For the year ended December 31, 2023
(in thousands)
Number of shares	1,351,833
Balance of effective stock options granted	6,986
Maximum percentage of dilution	0.52%

Schedule of the Fair Value of Each Option Granted Is Estimated on the Grant Date, By Using the Options Pricing	The fair value of each option granted is estimated on the grant date, by using the options pricing model “Black-Scholes” taking into account the following assumptions:
Series granted	Weithted average fair value of option’s granted (in reais)	Estimated dividends	Approximate estimated volatility	Risk-free weighted average interest rate	Exit rate	Average remaining life expectancy
B8	17.21	1.28%	37.06%	7.66%	8.00%	5 months
C8	7.69
B9	15.27	1.20%	37.29%	12.18%	8.00%	17 months
C9	7.35
B10	10.33	1.31%	35.32%	10.87%	8.00%	29 months
C10	3.28

Schedule of Number of Options Granted, the Weighted Average of the Exercise Price and the Weighted Average of the Remaining Term
	Shares (in thousands)	Weighted average of exercise price (R$)	Weighted average of remaining contractual term
As of December 31, 2021	668	6.70	2.42

As of December 31, 2022
Granted during the year	4,087	5.90
Exercised during the year	(104)	6.01
Outstanding at year end	4,651	6.01	2.28
Total to be exercised as of December 31, 2022	4,651	6.01	2.28
As of December 31, 2023
Granted during the year	2,780	5.92
Cancelled during the year	(32)	5.97
Exercised during the year	(413)	5.97
Outstanding at year end	6,986	5.97	1.73
Total to be exercised as of December 31, 2023	6,986	5.97	1.73